Securities at Amortized Cost	12 Months Ended
Dec. 31, 2024
Disclosure of securities at amortised cost [Abstract]
Securities at Amortized Cost
9. SECURITIES AT AMORTIZED
COST
(1) Details of securities at amortized cost as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Korean treasury and government agencies	8,143,585	7,646,463
Financial institutions	6,660,465	4,004,011
Corporates	7,235,202	5,997,996
Bond denominated in foreign currencies	1,970,861	1,555,470
Others	—	10,000
Allowance for credit losses	(13,941)	(10,763)

Total	23,996,172	19,203,177

(2) Changes in the loss allowance and gross carrying amount of securities at amortized cost are as follows (Unit: Korean Won in millions):
1) Loss allowance

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,235)	—	—	(5,235)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(3,151)	—	—	(3,151)
Others (*)	1	—	—	1

Ending balance	(8,385)	—	—	(8,385)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(8,385)	—	—	(8,385)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(5,549)	—	—	(5,549)
Others (*)	(7)	—	—	(7)

Ending balance	(13,941)	—	—	(13,941)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(13,941)	—	—	(13,941)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of loss allowance	3,287	—	—	3,287
Others (*)	(109)	—	—	(109)

Ending balance	(10,763)	—	—	(10,763)

(*)	Changes due to foreign currencies translation, etc.

2) Gross carrying amount

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	17,091,509	—	—	17,091,509
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	16,873,194	—	—	16,873,194
Disposal / Repayment	(5,871,234)	—	—	(5,871,234)
Amortization based on effective interest method	86,212	—	—	86,212
Others (*)	97,220	—	—	97,220

Ending balance	28,276,901	—	—	28,276,901

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	28,276,901	—	—	28,276,901
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	4,244,256	—	—	4,244,256
Disposal / Repayment	(8,727,124)	—	—	(8,727,124)
Amortization based on effective interest method	167,219	—	—	167,219
Others (*)	48,861	—	—	48,861

Ending balance	24,010,113	—	—	24,010,113

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	24,010,113	—	—	24,010,113
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	2,586,171	—	—	2,586,171
Disposal / Recovery	(7,634,677)	—	—	(7,634,677)
Amortization based on effective interest method	93,318	—	—	93,318
Changes due to business combinations	10,000			10,000
Others (*)	149,015	—	—	149,015

Ending balance	19,213,940	—	—	19,213,940

(*)	Changes due to foreign currencies translation, etc.